Business segment information	12 Months Ended
Mar. 31, 2012
Business segment information
28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman, Chief Executive Officer and President.

Sony realigned its reportable segments from the first quarter of the fiscal year ended March 31, 2012, to reflect modifications to the organizational structure as of April 1, 2011, primarily repositioning the operations of the previously reported Consumer, Professional & Devices (“CPD”) and Networked Products & Services (“NPS”) segments. In connection with this realignment, the operations of the former CPD and NPS segments are included in two newly established segments, namely the Consumer Products & Services (“CPS”) segment and the Professional, Device & Solutions (“PDS”) segment.

The CPS segment includes televisions, home audio and video, digital imaging, personal and mobile products, and the game business. The equity results of S-LCD are also included within the CPS segment. The PDS segment includes professional solutions, semiconductors and components. The Pictures segment is engaged in the development, production and acquisition, manufacture, marketing, distribution and broadcasting of image-based software, including motion picture, home entertainment and television products. The Music segment includes SME, SMEJ and a 50% owned U.S. based joint venture in the music publishing business, Sony/ATV Music Publishing LLC. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market, a credit financing business and a bank business in Japan. On February 15, 2012, Sony acquired Ericsson’s 50% equity interest in Sony Ericsson, which changed its name to Sony Mobile Communications upon becoming a wholly-owned subsidiary of Sony. Accordingly, the Sony Ericsson segment that had been presented as a separate segment was renamed the Sony Mobile segment in the fourth quarter. The Sony Mobile segment includes Sony’s equity in net income (loss) of Sony Ericsson through February 15, 2012 and sales, operating revenue and operating income (loss) from February 16, 2012 through March 31, 2012, as well as a gain of 102,331 million yen recorded on the remeasurement of Sony’s 50% equity interest in Sony Ericsson at fair value upon obtaining control through the acquisition of Ericsson’s 50% equity interest in Sony Ericsson. Refer to Note 24. All Other consists of various operating activities, including a mobile phone OEM business in Japan, So-net Entertainment Corporation, an Internet-related service business subsidiary operating mainly in Japan and the disc manufacturing business. Sony’s products and services are generally unique to a single operating segment. In connection with the realignment, all prior period amounts in the segment disclosures have been restated to conform to the current fiscal year’s presentation.

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Consumer Products & Services —
Customers	3,638,137	3,771,610	3,061,214
Intersegment	74,228	78,223	75,543

Total	3,712,365	3,849,833	3,136,757
Professional, Device & Solutions —
Customers	1,080,984	1,066,574	967,603
Intersegment	438,002	436,690	346,168

Total	1,518,986	1,503,264	1,313,771
Pictures —
Customers	705,237	599,654	656,097
Intersegment	—	312	1,624

Total	705,237	599,966	657,721
Music —
Customers	511,097	457,771	430,751
Intersegment	11,519	12,972	12,038

Total	522,616	470,743	442,789
Financial Services —
Customers	838,300	798,495	868,971
Intersegment	13,096	8,031	2,924

Total	851,396	806,526	871,895
Sony Mobile —
Customers	—	—	77,732
Intersegment	—	—	—

Total	—	—	77,732
All Other —
Customers	379,862	377,822	378,071
Intersegment	80,904	70,004	64,598

Total	460,766	447,826	442,669
Corporate and elimination	(557,368)	(496,885)	(450,122)

Consolidated total	7,213,998	7,181,273	6,493,212

CPS intersegment amounts primarily consist of transactions with All Other.

PDS intersegment amounts primarily consist of transactions with the CPS segment.

The Sony Mobile segment includes sales and operating revenue from February 16, 2012 through March 31, 2012.

All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the CPS segment.

Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Operating income (loss):
Consumer Products & Services	(101,403)	10,817	(229,807)
Professional, Device & Solutions	(35,435)	27,650	(20,194)
Pictures	42,814	38,669	34,130
Music	36,513	38,927	36,887
Financial Services	162,492	118,818	131,421
Sony Mobile	(34,514)	4,155	31,407
All Other	(4,976)	7,116	(3,546)

Total	65,491	246,152	(19,702)
Corporate and elimination	(33,719)	(46,331)	(47,573)

Consolidated operating income (loss)	31,772	199,821	(67,275)
Other income	43,834	44,966	23,478
Other expenses	(48,694)	(39,774)	(39,389)

Consolidated income (loss) before income taxes	26,912	205,013	(83,186)

Operating income (loss) is Sales and operating revenue less Costs and expenses, and includes Equity in net income (loss) of affiliated companies.

The Sony Mobile segment includes Sony’s equity in net loss for Sony Ericsson of 57,680 million yen through February 15, 2012 and the operating income (loss) from February 16, 2012 through March 31, 2012, as well as a gain of 102,331 million yen recorded on the remeasurement of Sony’s 50% equity interest in Sony Ericsson at fair value upon obtaining control through the acquisition of Ericsson’s 50% equity interest in Sony Ericsson.

Corporate and elimination includes headquarters restructuring costs and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing intangible assets acquired from Ericsson at the time of the Sony Mobile acquisition, which are not allocated to segments.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Equity in net income (loss) of affiliated companies:
Consumer Products & Services	387	7,214	(64,078)
Professional, Device & Solutions	(1,034)	(130)	(198)
Pictures	4,347	2,483	(516)
Music	(80)	(265)	(372)
Financial Services	(1,345)	(1,961)	(1,252)
Sony Mobile	(34,514)	4,155	(57,680)
All Other	2,004	2,566	2,399

Consolidated total	(30,235)	14,062	(121,697)

Depreciation and amortization:
Consumer Products & Services	100,710	68,579	69,717
Professional, Device & Solutions	142,411	122,057	124,956
Pictures	8,427	7,996	10,825
Music	13,427	12,166	10,789
Financial Services, including deferred insurance acquisition costs	56,531	62,077	56,322
Sony Mobile	—	—	869
All Other	22,452	20,805	16,656

Total	343,958	293,680	290,134
Corporate	27,046	31,686	29,460

Consolidated total	371,004	325,366	319,594

The Sony Mobile segment includes Sony’s equity in net income (loss) in Sony Ericsson through February 15, 2012 and the equity in net income (loss) of Sony Mobile from February 16, 2012 through March 31, 2012.

The Sony Mobile segment includes the depreciation and amortization from February 16, 2012 through March 31, 2012.

The following table includes a breakdown of sales and operating revenue to external customers by product category in the CPS and PDS segments. The CPS and PDS segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Consumer Products & Services
Televisions	1,005,773	1,200,491	840,359
Home Audio and Video	302,678	285,297	241,885
Digital Imaging	664,502	642,570	497,957
Personal and Mobile Products	809,369	828,375	722,301
Game	840,711	798,405	744,285
Other	15,104	16,472	14,427

Total	3,638,137	3,771,610	3,061,214
Professional, Device & Solutions
Professional Solutions	295,360	287,394	280,645
Semiconductors	299,715	358,396	375,891
Components	476,097	410,090	297,108
Other	9,812	10,694	13,959

Total	1,080,984	1,066,574	967,603
Pictures	705,237	599,654	656,097
Music	511,097	457,771	430,751
Financial Services	838,300	798,495	868,971
Sony Mobile	—	—	77,732
All Other	379,862	377,822	378,071
Corporate	60,381	109,347	52,773

Consolidated total	7,213,998	7,181,273	6,493,212

The Sony Mobile segment includes sales and operating revenue from February 16, 2012 through March 31, 2012.

Geographic Information:

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2010, 2011 and 2012 and property, plant and equipment, net as of March 31, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Japan	2,099,297	2,152,552	2,104,669
United States	1,595,016	1,443,693	1,211,849
Europe	1,644,698	1,539,432	1,268,258
China	485,512	562,048	495,101
Asia-Pacific	708,061	726,364	636,489
Other Areas	681,414	757,184	776,846

Total	7,213,998	7,181,273	6,493,212

	Yen in millions
	March 31
	2011	2012
Property, plant and equipment, net:
Japan	684,031	699,647
United States	95,157	82,914
Europe	39,602	55,192
China	39,936	39,388
Asia-Pacific	46,894	37,060
Other Areas	19,248	16,797

Total	924,868	930,998

Geographic information for the fiscal years ended March 31, 2010 and 2011 in the tables above has been restated to reflect the change in geographic classification.

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are not any individually material countries with respect to the sales and operating revenue and property, plant and equipment, net included in Europe, Asia-Pacific and Other Areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate as arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2010, 2011 and 2012.